SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended
	Dec. 30, 2013 item MW	Mar. 31, 2014 Subsequent event	Mar. 31, 2014 Subsequent event Credit facilities	Mar. 31, 2014 Subsequent event Long-term borrowings
SUBSEQUENT EVENTS
Amount of roll-over in short-term loans		$ 200,000,000
New financings		$ 34,600,000	$ 26,900,000	$ 7,700,000
Number of power station projects in Western China to be sold	3
Capacity of power station projects in Western China to be sold (in MW)	60